Guarantees and commitments - Sale-leaseback transactions (Details 6)	12 Months Ended
Dec. 31, 2019
Sale Leaseback Transaction [Line Items]
Sale Leaseback Transaction, Lease Terms	During 2019, the Bank entered into 4 sale-leaseback transactions with lease terms ranging from 5 to 10 years. During 2018, the Bank entered into one sale-leaseback transaction with a lease term of 10 years. During 2017, the Bank did not enter into any sale-leaseback transactions.